Commitments and Contingencies - Schedule of Future Minimum Rental Payments For Operating Leases (Details) - Shreveport Ground Operating Lease $ in Thousands	Dec. 31, 2017 USD ($)
Future minimum payments under non-cancellable operating leases
2018	$ 12,057
2019	10,034
2020	8,400
2021	7,539
2022	6,628
Thereafter	143,530
Total	$ 188,188